THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
COMMON STOCK (95.1%)
AUSTRIA (0.6%)
Bank Austria AG (Banking)(s).....................     3,000    $    154,019
                                                               ------------

BELGIUM (0.3%)
Delhaize-Le Lion SA (Retail)(s)..................       959          82,676
                                                               ------------

DENMARK (0.4%)
Danisco A/S (Food, Beverages & Tobacco)(s).......     2,000          96,261
                                                               ------------

FINLAND (1.9%)
Nokia OYJ (Telecommunications-Equipment)(s)......     3,073         219,138
Sampo Insurance Co. Ltd., A Shares
  (Insurance)(s).................................     1,600          48,516
Stora Enso OYJ, A Shares (Forest Products &
  Paper)(s)......................................     9,024          91,047
Stora Enso OYJ, R Shares (Forest Products &
  Paper)(s)......................................    11,700         118,729
                                                               ------------
                                                                    477,430
                                                               ------------

FRANCE (13.0%)
Accor SA (Restaurants & Hotels)(s)...............       213          52,383
Alcatel Alsthom (Telecommunications-
  Equipment)(s)..................................       476          56,739
Alstom SA (Railroads)(s)+........................     3,952         116,984
AXA (Insurance)(s)...............................     1,363         157,481
Canal Plus (Broadcasting & Publishing)(s)........       257          74,570
Carrefour SA (Retail)(s).........................     1,116         146,796
Casino Guichard Perrachon (Restaurants &
  Hotels)(s).....................................       800          76,121
Castorama Dubois Investissement SA (Retail)(s)...       349          85,391
Compagnie de Saint Gobain SA (Building
  Materials)(s)..................................       853         134,232
Compagnie Financiere de Paribas (Financial
  Services)(s)...................................     1,915         208,244
Elf Aquitaine SA (Oil-Services)(s)...............     2,000         290,262
France Telecom SA (Telecommunication
  Services)(s)...................................     1,856         142,638
Groupe Danone (Food, Beverages & Tobacco)(s).....       600         165,625
Lagardere S.C.A. (Multi - Industry)(s)...........     2,750         107,685

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
FRANCE (CONTINUED)
Louis Vuitton Moet Hennessy (Food, Beverages &
  Tobacco)(s)....................................       173    $     47,579
Renault SA (Automotive)(s).......................     2,400          93,478
Sanofi-Synthelabo SA (Pharmaceuticals)(s)+.......     3,068         129,601
SEITA (Food, Beverages & Tobacco)(s).............       783          48,762
Societe Generale, A shares (Banking)(s)..........       751         136,791
STMicroelectronics NV (Electronics)(s)...........     1,229         142,641
Total SA, B Shares (Oil-Services)(s).............     3,611         439,869
Vivendi (Utilities)..............................     4,899         363,694
                                                               ------------
                                                                  3,217,566
                                                               ------------

GERMANY (15.0%)
Adidas - Salomon AG (Apparels & Textiles)(s).....     1,240         123,821
BASF AG (Chemicals)(s)...........................     5,453         212,674
Bayerische Hypo-Und Vereinsbank AG
  (Banking)(s)...................................     4,455         241,295
Bilfinger & Berger Bau AG (Construction &
  Housing)(s)....................................     3,390          84,362
Continental AG (Automotive)(s)...................     3,824          88,765
DaimlerChrysler AG (Automotive)(s)...............     3,425         296,346
Deutsche Telekom AG (Utilities)(s)...............     1,700          67,991
Dresdner Bank AG (Banking)(s)....................     4,900         182,396
Fresenius Medical Care AG (Medical
  Supplies)(s)...................................     1,396          70,064
Hochtief AG (Construction & Housing)(s)..........     1,700          75,012
Hoechst AG (Holding Companies)(s)................     3,886         173,501
Karstadt AG (Retail)(s)..........................       269         111,383
Mannesmann AG (Diversified Manufacturing)(s).....     2,867         392,708
Metro AG (Retail)(s).............................     1,400          88,563
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(s).................................     1,188         203,719
Munchener Rueckversicherungs-Gesellschaft AG- New
  Shares (Insurance)(s)+.........................       907         153,636
Preussag AG (Diversified Manufacturing)(s).......     1,093          56,571
RWE AG (Utilities)(s)............................     3,020         135,309
SAP AG (Computer Software)(s)....................       200          69,638

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
GERMANY (CONTINUED)
Schering AG (Pharmaceuticals)(s).................     1,216    $    130,325
SGL Carbon AG (Chemicals)(s).....................     2,150         150,620
Siemens AG (Electrical Equipment)(s).............     3,200         215,814
VEBA AG (Utilities)(s)...........................     6,430         367,764
                                                               ------------
                                                                  3,692,277
                                                               ------------

IRELAND (1.0%)
Allied Irish Banks PLC (Banking)(s)..............     4,231          56,008
CRH PLC (Building Materials)(s)..................     5,565          95,283
Greencore Group PLC (Food, Beverages &
  Tobacco)(s)....................................    16,647          60,922
Irish Life PLC (Financial Services)(s)...........     1,818          23,286
                                                               ------------
                                                                    235,499
                                                               ------------
ITALY (3.4%)
Assicurazioni Generali SPA (Insurance)(s)........     5,400         192,539
Bayerische Vita SPA (Insurance)(s)...............     8,400          38,558
ENI SPA (Oil-Services)(s)........................    28,900         181,007
Instituto Bancario San Paolo di Torino SPA
  (Banking)(s)...................................     7,359          99,646
Mediaset SPA (Broadcasting & Publishing)(s)......     9,036          73,412
Telecom Italia SPA (Telecommunication
  Services)(s)...................................     9,732         100,538
Telecom Italia SPA - RNC (Telecommunication
  Services)(s)...................................    29,640         161,468
                                                               ------------
                                                                    847,168
                                                               ------------

NETHERLANDS (10.6%)
ABN Amro Holding NV (Banking)(s).................     6,780         150,646
Aegon NV (Insurance)(s)..........................     1,759         142,540
Akzo Nobel NV (Chemicals)(s).....................     1,600          66,585
Benckiser NV (Household Products)(s).............       612          33,148
Equant NV (Information Processing)(s)+...........       600          49,562
Getronics NV (Computer Systems)(s)...............       900          34,819
Heineken NV (Food, Beverages & Tobacco)(s).......     2,900         161,620
ING Groep NV (Financial Services)(s).............     5,871         314,613
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
NETHERLANDS (CONTINUED)
KPN NV (Telecommunication Services)(s)...........     6,032    $    292,020
Laurus NV (Retail)(s)............................     3,036          69,838
Philips Electronics NV (Electronics)(s)..........     4,118         354,154
Royal Dutch Petroleum Co. (Oil-Services)(s)......     7,298         407,489
TNT Post Group NV (Transport & Services)(s)......     2,981          75,119
Unilever NV (Food, Beverages & Tobacco)(s).......     1,428          95,187
United Pan-Europe Communications NV
  (Telecommunications)(s)+.......................     1,403          86,186
Vedior NV (Business & Public Services)(s)........     4,830          89,643
Vendex NV (Retail)(s)............................     6,830         199,963
                                                               ------------
                                                                  2,623,132
                                                               ------------

PORTUGAL (1.3%)
Banco Pinto & Sotto Mayor SA (Banking)(s)........     8,580         170,456
BPI-SGPS SA (Banking)(s).........................       800          16,768
Electricidade de Portugal SA (Electric)(s).......     3,300          60,212
Portugal Telecom SA (Telecommunications)(s)......     1,687          76,555
                                                               ------------
                                                                    323,991
                                                               ------------

SPAIN (4.2%)
Actividades de Construccion y Servicios SA
  (Construction & Housing)(s)....................     1,173          35,814
Banco Bilbao Vizcaya SA (Banking)(s).............     5,553          80,301
Banco Popular Espanol SA (Banking)(s)............       755          55,340
Banco Santander Central Hispano SA
  (Banking)(s)...................................     8,723         182,413
Endesa SA (Electric)(s)..........................    12,395         264,521
Iberdrola SA (Electric)(s).......................     2,851          40,959
Repsol SA (Oil-Production)(s)....................     5,500          99,835
Telefonica SA (Telecommunications)(s)+...........     5,650         271,636
                                                               ------------
                                                                  1,030,819
                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
SWEDEN (2.9%)
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....     5,702    $    181,236
Electrolux AB (Appliances & Household
  Durables)(s)...................................     2,473          48,027
Ericsson LM, B Shares (Telecommunications-
  Equipment)(s)..................................    12,800         342,644
Skandia Forsakrings AB (Insurance)(s)............     9,078         156,183
                                                               ------------
                                                                    728,090
                                                               ------------

SWITZERLAND (9.0%)
Nestle SA (Food, Beverages & Tobacco)(s).........       230         414,400
Novartis AG (Pharmaceuticals)(s).................       234         340,358
Roche Holding AG (Pharmaceuticals)(s)............        48         509,134
Swisscom AG (Telecommunication Services)(s)......       900         324,904
UBS AG (Banking)(s)..............................     1,445         419,218
Zurich Allied AG (Insurance)(s)..................       349         205,708
                                                               ------------
                                                                  2,213,722
                                                               ------------

UNITED KINGDOM (31.5%)
Allied Zurich PLC (Insurance)(s).................     7,700          98,153
Arriva PLC (Diversified Manufacturing)(s)........     7,900          46,965
AstraZeneca Group PLC (Pharmaceuticals)(s).......     5,904         234,717
Barclays PLC (Banking)(s)........................     6,900         209,522
Bass PLC (Food, Beverages & Tobacco)(s)..........     5,018          73,976
BG PLC (Gas Exploration)(s)......................    17,700          97,283
Billiton PLC (Metals & Mining)(s)................    39,000         121,862
British Aerospace PLC (Aerospace)(s).............    11,900          78,562
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)....................................     7,900          72,536
British Petroleum Co. PLC (Oil-Services)(s)......    37,558         671,642
British Sky Broadcasting Group PLC (Broadcasting
  & Publishing)(s)...............................     8,000          76,210
British Telecommunications PLC
  (Telecommunications)(s)........................    22,700         376,112
Cable & Wireless Communications PLC
  (Telecommunications)(s)........................    25,400         312,583
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
UNITED KINGDOM (CONTINUED)
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)(s)....................................    13,200    $     89,736
Carlton Communications PLC (Entertainment,
  Leisure & Media)(s)............................     7,100          56,658
Compass Group PLC (Food, Beverages &
  Tobacco)(s)....................................    16,100         163,305
Diageo PLC (Food, Beverages & Tobacco)(s)........    11,270         118,648
General Electric Co. PLC (Electrical
  Equipment)(s)..................................     6,300          59,561
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........    17,500         491,015
Glynwed International PLC (Metals & Mining)(s)...    27,621          86,307
Great Universal Stores PLC (Retail)(s)...........    11,100         118,459
Hanson PLC (Building Materials)(s)...............    17,500         159,138
Hays PLC (Commercial Services)(s)................     7,700          71,563
HSBC Holdings PLC (75p) (Banking)(s).............     7,900         265,332
IMI PLC (Diversified Manufacturing)(s)...........     7,700          30,723
Invensys PLC (Diversified Manufacturing)(s)......    10,500          47,952
Kingfisher PLC (Retail)(s).......................    12,100         151,622
Lloyds TSB Group PLC (Banking)(s)................    41,960         560,082
MEPC PLC (Real Estate)(s)........................     6,451          52,512
MFI Furniture Group PLC (Household
  Products)(s)...................................    45,392          27,640
National Power PLC (Electric)(s).................    14,790         115,535
Northern Foods PLC (Food, Beverages &
  Tobacco)(s)....................................    22,000          49,001
Northern Rock PLC (Financial Services)(s)........     8,800          73,114
Nycomed Amersham PLC (Medical Supplies)(s).......     4,704          33,505
Ocean Group PLC (Transport & Services)(s)........     5,200          78,325
Pearson PLC (Broadcasting & Publishing)(s).......     5,200          98,990
Pilkington PLC (Building Materials)(s)...........    58,700          69,135
PowerGen PLC (Electric)(s).......................     7,300          79,075
Prudential Corp. PLC (Insurance)(s)..............    11,300         148,478

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
UNITED KINGDOM (CONTINUED)
Racal Electronic PLC (Telecommunications-
  Equipment)(s)..................................    10,300    $     61,975
Rentokil Initial PLC (Pollution Control)(s)......     5,000          20,350
Reuters Group PLC (Broadcasting &
  Publishing)(s).................................     6,000          82,492
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................    20,727         169,552
Royal Bank of Scotland Group PLC (Banking)(s)....     4,100          87,379
Sainsbury (J.) PLC (Retail)(s)...................    20,107         122,434
Select Appointments Holdings PLC (Business &
  Public Services)(s)............................     3,100          38,001
Shell Transport & Trading Co. (Oil-
  Services)(s)...................................    10,500          76,092
Smith & Nephew PLC (Medical Supplies)(s).........    10,000          27,722
SmithKline Beecham PLC (Pharmaceuticals)(s)......    20,300         264,296
Tate & Lyle PLC (Food, Beverages & Tobacco)(s)...     5,000          32,849
Tesco PLC (Retail)(s)............................    13,800          40,246
TI Group PLC (Diversified Manufacturing)(s)......     6,700          51,641
Tomkins PLC (Multi - Industry)(s)................    28,800         103,489
Unilever PLC (Food, Beverages & Tobacco)(s)......    10,982          96,963
Vickers PLC (Capital Goods)(s)...................    19,466          49,284
Vodafone Group PLC (Telecommunications)(s).......    28,300         537,826
Williams PLC (Diversified Manufacturing)(s)......     7,000          41,053
Woolwich PLC (Financial Services)(s).............    15,800         105,829
                                                               ------------
                                                                  7,775,007
                                                               ------------
  TOTAL COMMON STOCK (COST $21,392,289)..........                23,497,657
                                                               ------------
PREFERRED STOCK (0.2%)
GERMANY (0.2%)
ProSieben Media AG (Broadcasting & Publishing)
  (COST $47,578).................................       988          42,304
                                                               ------------

                                                   PRINCIPAL
              SECURITY DESCRIPTION                  AMOUNT        VALUE
-------------------------------------------------  ---------   ------------
SHORT-TERM INVESTMENTS (0.3%)
U.S. TREASURY OBLIGATIONS (0.3%)
U.S. Treasury Bills, 4.51%(y)
  due 07/15/99
  (COST $69,635).................................  $ 70,000    $     69,635
                                                               ------------
TOTAL INVESTMENTS (COST $21,509,502) (95.6%)................
                                                                 23,609,596
OTHER ASSETS IN EXCESS OF LIABILITIES (4.4%)................
                                                                  1,091,100
                                                               ------------
NET ASSETS (100.0%).........................................   $ 24,700,696
                                                               ------------
                                                               ------------

------------------------------
Note: Based on the cost of investments of $21,627,385 for federal income tax purposes at May 31, 1999, the aggregate gross unrealized appreciation and depreciation was $3,182,741 and $1,200,530, respectively, resulting in net unrealized appreciation of $1,982,211.

+ - Non-income producing security.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $8,952,759 of the market value has been segregated.

(y) - Yield to maturity.

SDR - Swedish Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENT
                                                    -----------------
Banking...........................................        13.1%
Pharmaceuticals...................................         9.0%
Oil - Services....................................         8.9%
Food, Beverages & Tobacco.........................         7.7%
Insurance.........................................         7.4%
Telecommunications................................         7.1%
Retail............................................         5.3%
Telecommunication Services........................         4.5%
Utilities.........................................         4.0%
Financial Services................................         3.1%
Telecommunications - Equipment....................         2.9%
Diversified Manufacturing.........................         2.8%
Electric..........................................         2.4%
Electronics.......................................         2.1%
Automotive........................................         2.0%
Broadcasting & Publishing.........................         1.9%
Building Materials................................         1.9%
Chemicals.........................................         1.8%
Electrical Equipment..............................         1.2%
Forest Products & Paper...........................         0.9%
Metals & Mining...................................         0.9%
Multi - Industry..................................         0.9%
Construction & Housing............................         0.8%
Holding Companies.................................         0.7%
Medical Supplies..................................         0.6%
Transport & Services..............................         0.6%
Apparels & Textiles...............................         0.5%
Business & Public Services........................         0.5%
Railroads.........................................         0.5%
Restaurants & Hotels..............................         0.5%
Gas Exploration...................................         0.4%
Oil-Production....................................         0.4%
Aerospace.........................................         0.3%
Commercial Services...............................         0.3%
Computer Software.................................         0.3%
Government Obligations............................         0.3%
Household Products................................         0.3%
Appliances & Household Durables...................         0.2%
Capital Goods.....................................         0.2%
Entertainment, Leisure & Media....................         0.2%
Information Processing............................         0.2%
Real Estate.......................................         0.2%
Computer Systems..................................         0.1%
Pollution Control.................................         0.1%
                                                    -----------------
                                                         100.0%
                                                    -----------------
                                                    -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $21,509,502 )           $23,609,596
Cash                                                   127,033
Foreign Currency at Value (Cost $705,264 )             687,687
Receivable for Investments Sold                        568,425
Dividends Receivable                                   117,878
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    41,750
Receivable for Expense Reimbursement                    23,655
Deferred Organization Expenses                           3,572
Prepaid Administration Fee                                 625
Prepaid Trustees' Fees                                      14
Prepaid Expenses and Other Assets                          285
                                                   -----------
    Total Assets                                    25,180,520
                                                   -----------
LIABILITIES
Payable for Investments Purchased                      332,062
Custody Fee Payable                                     46,932
Foreign Tax Withholding Payable                         17,950
Advisory Fee Payable                                    14,159
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    12,060
Variation Margin Payable                                11,588
Administrative Services Fee Payable                        562
Fund Services Fee Payable                                   23
Accrued Expenses                                        44,488
                                                   -----------
    Total Liabilities                                  479,824
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $24,700,696
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $50,849 )                                                $293,351
Interest Income                                                  7,208
                                                              --------
    Investment Income                                          300,559
EXPENSES
Custodian Fees and Expenses                        $ 90,445
Advisory Fee                                         84,748
Professional Fees and Expenses                       24,939
Administrative Services Fee                           3,407
Amortization of Organization Expense                  2,168
Fund Services Fee                                       284
Administration Fee                                      168
Trustees' Fees and Expenses                             153
Miscellaneous                                         4,336
                                                   --------
    Total Expenses                                  210,648
Less: Reimbursement of Expenses                     (80,266)
                                                   --------
NET EXPENSES                                                   130,382
                                                              --------
NET INVESTMENT INCOME                                          170,177
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                           (31,468)
  Futures                                            52,747
  Foreign Currency Contracts and Transactions        87,215
                                                   --------
    Net Realized Gain                                          108,494
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments Transactions                          223,985
  Futures                                           (42,080)
  Foreign Currency Contracts and Translations         5,239
                                                   --------
    Net Change in Unrealized Appreciation                      187,144
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $465,815
                                                              --------
                                                              --------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED         FOR THE
                                                   MAY 31, 1999   ELEVEN MONTHS ENDED
                                                   (UNAUDITED)     NOVEMBER 30, 1998
                                                   ------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    170,177   $          301,273
Net Realized Gain (Loss) on Investments, Futures
  and Foreign Currency Contracts and Transactions       108,494             (358,521)
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                            187,144               67,260
                                                   ------------   -------------------
    Net Increase in Net Assets Resulting from
      Operations                                        465,815               10,012
                                                   ------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         6,036,082           47,559,507
Withdrawals                                          (9,080,974)         (35,281,967)
                                                   ------------   -------------------
    Net Increase (Decrease) from Investors'
      Transactions                                   (3,044,892)          12,277,540
                                                   ------------   -------------------
    Total Increase (Decrease) in Net Assets          (2,579,077)          12,287,552
NET ASSETS
Beginning of Period                                  27,279,773           14,992,221
                                                   ------------   -------------------
End of Period                                      $ 24,700,696   $       27,279,773
                                                   ------------   -------------------
                                                   ------------   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                        FOR THE
                                                                                      FISCAL YEAR
                                                                                         ENDED        FOR THE PERIOD
                                                   FOR THE SIX                         DECEMBER       MARCH 28, 1995
                                                   MONTHS ENDED    FOR THE ELEVEN         31,        (COMMENCEMENT OF
                                                   MAY 31, 1999     MONTHS ENDED      -----------   OPERATIONS) THROUGH
                                                   (UNAUDITED)    NOVEMBER 30, 1998   1997   1996    DECEMBER 31, 1995
                                                   ------------   -----------------   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                            1.00%(a)             0.87%(a) 0.88% 0.84%               0.90%(a)
  Net Investment Income                                   1.31%(a)             1.17%(a) 1.47% 1.65%               1.67%(a)
  Expenses without Reimbursement                          1.61%(a)             1.11%(a) 0.89% 0.84%               0.90%(a)
Portfolio Turnover                                          41%(b)               99%(b)   65%   57%                 36%(b)

------------------------
(a) Annualized.

(b) Not Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The European Equity Portfolio (the "portfolio") is one of seven subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The series portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of European companies. The portfolio commenced operations on March 28, 1995. The Declaration of the Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $27,700, which were deferred and are amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   e) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   f) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates and to enhance returns. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward and spot foreign currency translations.

   g) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
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      of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   h) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.65% of the portfolio's average daily net assets. For the six months ended May 31, 1999 such fees amounted to $84,748.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 1999, the fee for these services amounted to $168.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Funds, the J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 1999, the fee for these services amounted to $3,407.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
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      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 1.00% of the average daily net assets of the portfolio until further notification. For the six months ended May 31, 1999, Morgan has agreed to reimburse the portfolio $80,266 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $284 for the six months ended May 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $60.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended May 31, 1999 were as follows:

COST OF              PROCEEDS
  PURCHASES         FROM SALES
-----------------   -----------
$10,382,468.......  $13,338,020

Open futures contracts at May 31, 1999 are summarized as follows:

                                                                    NET UNREALIZED
                                                                    APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS LONG   (DEPRECIATION)     OF CONTRACTS
                                                   --------------   --------------   ----------------
CAC 40 Index, expiring June 1999.................              7    $      (4,998)   $       318,775
DAX Index, expiring June 1999....................              2          (10,155)           274,695
FTSE 100 Index, expiring June 1999...............              1           (4,195)           104,194
IBEX Plus Index, expiring June 1999..............              1              (90)           105,014
                                                   --------------   --------------   ----------------
Totals...........................................             11    $     (19,438)   $       802,678
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

At May 31, 1999 the portfolio had open forward currency contracts as follows:

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE        5/31/99     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
British Pound 109,771, expiring 8/25/99..........      176,892       175,809          (1,083)
Euro 840,000, expiring 8/25/99...................  $   891,216   $   883,652   $      (7,564)
Norwegian Krone 1,132,519, expiring
 8/25/99.........................................      145,587       143,104          (2,483)
Swedish Krona 376,156, expiring 8/25/99..........       44,669        44,089            (580)


                                                   SETTLEMENT
SALES CONTRACTS                                       VALUE
-------------------------------------------------  -----------

Euro 2,112,101, expiring 8/25/99.................    2,262,060     2,221,861          40,199
Swiss Franc 137,423, expiring 8/25/99............  $    92,305   $    91,104   $       1,201
                                                                               --------------
NET UNREALIZED APPRECIATION OF FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                              $      29,690
                                                                               --------------
                                                                               --------------

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

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